List of Material Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of subsidiaries [abstract]
Schedule of List of Material Subsidiaries

S. No.	Name of entity	Place of Incorporation	Ownership interest as at March 31, 2022	Ownership interest as at March 31, 2023
1	MakeMyTrip (India) Private Limited	India	100%	100%
2	Ibibo Group Holdings (Singapore) Pte. Ltd.	Singapore	100%	100%
3	Redbus India Private Limited (formerly ibibo Group Private Limited)	India	100%	100%
4	Quest 2 Travel.com India Private Limited	India	67.33%	83.66%